Related Party Transactions (Details) - USD ($) $ in Millions	2 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014	Oct. 24, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Related Party Transaction [Line Items]
Amortization of Intangible Assets	$ 6	$ 34	$ 0	$ 0
Current Fiscal Year End Date			--12-31	--12-31
Cost allocation for unshared services			100.00%
Payables to affiliate			$ 0	$ 0
Due from Affiliates			$ 0	0
Non cash captial contribution from parent						$ 7
Management Consultant [Member]
Related Party Transaction [Line Items]
Term of agreement			12 years
Related party annual fees			$ 4
Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Shared Services Costs Incurred by MPM	0	82	0	0
Shared Services Costs Incurred by MSC	0	108	0	0
Shared Service Billings - MSC to MPM	0	32	0	0
Revenue from Related Parties	1	7	0	0
Related Party Transaction, Purchases From Affiliates	1	1
Due from Affiliates			0
Payables to affiliate			5	7
Due from Affiliates			0
Affiliates Other Than MSC [Member]
Related Party Transaction [Line Items]
Payables to affiliate			0	1
Related Party Transaction, Sales to Affilitates	1	10	0	0
Due from Affiliates	1		0	1	$ 1	1
Purchases from related party	1	$ 13	$ 0	$ 0
Momentive Holdings [Member]
Related Party Transaction [Line Items]
Payables to affiliate						3
Insurance premiums financed						9
Maximum [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Purchases From Affiliates						1	$ 1
Payables to affiliate						$ 1
Current [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage			44.00%
Current [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage			56.00%
Initial [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	49.00%				49.00%
Initial [Member] | Momentive Specialty Chemicals Inc (MSC) [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Shared Cost Allocation Percentage	51.00%				51.00%